Debt - Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Letters of Credit
Debt Instrument [Line Items]
Letters of Credit Outstanding	$ 426,740	$ 402,300
Weighted Average Annual Cost (as a percent)	1.06%	1.02%
Letters of Credit | Revolving Credit Facilities
Debt Instrument [Line Items]
Letters of Credit Outstanding	$ 426,740	$ 402,300
Revolving Credit Facility
Debt Instrument [Line Items]
Letters of Credit Outstanding	$ 0	$ 0